Note 10 - Financial assets and liabilities held for trading (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities held for trading
Financial assets and liabilities held for training
Financial Assets and Liabilities Held-for-Trading (Millions of euros)
	Notes	2017	2016	2015
ASSETS-
Derivatives		35,265	42,955	40,902
Debt securities	7.3.1	22,573	27,166	32,825
Loans and advances	7.3.1	56	154	65
Equity instruments	7.3.1	6,801	4,675	4,534
Total		64,695	74,950	78,326
LIABILITIES-
Derivatives		36,169	43,118	42,149
Short positions		10,013	11,556	13,053
Total		46,182	54,675	55,202

Financial assets held for trading debt securities by issuer
Financial Assets Held-for-Trading. Debt securities by issuer (Millions of euros)
	Notes	2017	2016	2015
Issued by Central Banks		1,371	544	214
Issued by public administrations		19,344	23,621	29,240
Issued by financial institutions		816	1,652	1,766
Other debt securities		1,041	1,349	1,606
Total		22,573	27,166	32,825

Financial assets held for trading equity instruments by issuer
Financial Assets Held-for-Trading: Equity instruments by Issuer (Millions of euros)
	2017	2016	2015
Shares of Spanish companies
Credit institutions	617	781	804
Other sectors	603	956	1,234
Subtotal	1,220	1,737	2,038
Shares of foreign companies
Credit institutions	345	220	255
Other sectors	5,236	2,718	2,241
Subtotal	5,581	2,938	2,497
Total	6,801	4,675	4,534

Derivatives by type of risk / by product or by type of market
Derivatives by type of risk / by product or by type of market - December 2017 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	22,606	22,546	2,152,490
OTC options	2,429	2,581	212,554
OTC other	20,177	19,965	1,916,920
Organized market options	-	-	600
Organized market other	-	-	22,416
Equity	1,778	2,336	95,573
OTC options	495	1,118	34,140
OTC other	83	90	8,158
Organized market options	1,200	1,129	48,644
Organized market other	-	-	4,631
Foreign exchange and gold	10,371	10,729	380,404
OTC options	245	258	24,447
OTC other	10,092	10,430	348,857
Organized market options	-	3	104
Organized market other	34	37	6,997
Credit	489	517	30,181
Credit default swap	480	507	27,942
Credit spread option	-	-	200
Total return swap	9	9	2,039
Commodities	3	3	36
Other	18	38	561
DERIVATIVES	35,265	36,169	2,659,246
of which: OTC - credit institutions	21,016	22,804	898,209
of which: OTC - other financial corporations	8,695	9,207	1,548,919
of which: OTC - other	4,316	2,986	128,722

Derivatives by type of risk / by product or by type of market - December 2016 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	25,770	25,322	1,556,150
OTC options	3,331	3,428	217,958
OTC other	22,339	21,792	1,296,183
Organized market options	1	-	1,311
Organized market other	100	102	40,698
Equity	2,032	2,252	90,655
OTC options	718	1,224	44,837
OTC other	109	91	5,312
Organized market options	1,205	937	36,795
Organized market other	-	-	3,712
Foreign exchange and gold	14,872	15,179	425,506
OTC options	417	539	27,583
OTC other	14,436	14,624	392,240
Organized market options	3	-	175
Organized market other	16	16	5,508
Credit	261	338	19,399
Credit default swap	246	230	15,788
Credit spread option	-	-	150
Total return swap	2	108	1,895
Other	14	-	1,565
Commodities	6	6	169
Other	13	22	1,065
DERIVATIVES	42,955	43,118	2,092,945
of which: OTC - credit institutions	26,438	28,005	806,096
of which: OTC - other financial corporations	8,786	9,362	1,023,174
of which: OTC - other	6,404	4,694	175,473

Derivatives by type of risk / by product or by type of market - December 2015 (Millions of Euros)
	Assets	Liabilities	Notional amount - Total
Interest rate	22,425	23,152	1,289,986
OTC options	3,291	3,367	208,175
OTC other	19,134	19,785	1,069,909
Organized market other	-	-	11,902
Equity	3,223	3,142	108,108
OTC options	1,673	2,119	65,951
OTC other	112	106	4,535
Organized market options	1,437	918	34,475
Organized market other	1	-	3,147
Foreign exchange and gold	14,706	15,367	439,546
OTC options	387	458	41,706
OTC other	14,305	14,894	395,327
Organized market options	1	-	109
Organized market other	13	16	2,404
Credit	500	441	33,939
Credit default swap	436	412	30,283
Credit spread option	-	-	300
Total return swap	-	28	1,831
Other	64	-	1,526
Commodities	31	37	118
Other	16	10	675
DERIVATIVES	40,902	42,149	1,872,373
of which: OTC - credit institutions	23,385	28,343	974,604
of which: OTC - other financial corporations	9,938	8,690	688,880
of which: OTC - other	6,122	4,177	156,828